INCOME TAX - Deferred tax asset, net (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Deferred tax assets:
Allowance for doubtful receivables	$ 95,730	¥ 625,375	¥ 1,180,160
Impairment loss from investment in unconsolidated entity	92,713	605,660	605,660
Net operating loss carryforwards	1,567,095	10,237,274	10,441,633
Subtotal	1,755,538	11,468,309	12,227,453
Less: Valuation allowance	(1,743,535)	(11,389,897)	(12,162,660)
Total deferred tax assets	12,003	78,412	64,793
Deferred tax Liability:
Accelerated amortization of intangible assets	(12,003)	(78,412)	(64,793)
Total deferred tax liability	12,003	78,412	64,793
Deferred tax assets, net	$ 0	¥ 0	¥ 0